Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Principal Accounting Policies
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation—The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). All amounts in the accompanying consolidated financial statements and the related notes are expressed in Renminbi (“RMB”). The amounts expressed in United States dollars (“US$”) are presented solely for the convenience of the readers and are translated at a rate of RMB6.0537 to US$1, the approximate rate of exchange at December 31, 2013. Such translations should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation—The consolidated financial statements include the financial statements of Ninetowns and its subsidiaries and VIE. All significant intercompany transactions and balances are eliminated on consolidation.

Use of estimates—The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts, estimated costs to complete in a percentage of completion arrangement, estimated useful lives and impairment of acquired fixed and intangible assets, valuation allowance for deferred tax assets and fair values of derivatives.

Cash and cash equivalents—Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and have remaining maturities of three months or less when purchased.

Restricted cash—The Company’s restricted cash is related to deposits required by certain customers for software development services provided by the Company.

Short-term investments—To enable the Company to better manage its assets for long-term growth, the Company periodically invests its excess cash in highly liquid equity securities. In addition, from time to time the Company may write call and put options through listed exchanges as part of its investment strategy. The Company’s investment committee approves the investment policy covering the investment parameters to be followed with the primary goals being the safety of principal and maintaining the liquidity of funds. Short-term investments are comprised of marketable equity securities, which are classified as trading and available-for-sale. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with realized and unrealized gains and losses recognized in earnings. Short-term investments classified as available for sale are stated at fair values. Unrealized gains or losses on available-for-sale securities from the changes in fair value are recorded in equity as other comprehensive income (loss). Realized gains or losses, based upon the specific identification method, on the disposal of available-for-sale securities are recorded in earnings.

The Company reviews investments in available-for-sale securities as of each balance sheet date for other-than-temporary declines in fair value. If the Company determines that a decline in fair value is other-than-temporary (OTTI), accumulated unrealized loss is accounted for as realized loss and included in earnings. No OTTI losses were recorded during the years ended December 31, 2011, 2012 and 2013.

Derivative financial instruments, consisting of written call and put options (option liabilities), are initially recorded at fair value and are re-valued at each reporting date, with changes in fair value included in earnings.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year.

Inventories—Inventories, consisting of computer accessories, food products and related consumables, are stated at the lower of cost or market price. Cost is determined by the first in first out method. Provision for diminution in value on inventories is made using the specific identification method. No inventory provisions were made in 2011, 2012 and 2013.

Trade receivables and allowance for doubtful accounts—Trade receivables mainly represent amounts earned and collectible from customers. The Company provides an allowance for doubtful accounts based on its aging analysis of trade receivables, customers’ credit-worthiness, past collection history, and changes in customers’ payment terms. The Company also provides a specific allowance if there is strong evidence that indicates the trade receivables are uncollectible, and writes off such trade receivables and specific allowance within one year if circumstances are not improved. Trade receivables in the consolidated balance sheets are net of such allowance.

Changes in the allowance for doubtful accounts were as follows for the years ended December 31, 2011, 2012 and 2013:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance at January 1,	34,001	4,378	1,691	271
Allowance for doubtful debts	—	23	91	15
Recovery of accounts previously allowed	(6,841)	(3,807)	(4,387)	(704)
(Write offs) reversal	(22,782)	1,097	3,862	620

Balance at December 31,	4,378	1,691	1,257	202

The reversal in 2012 and 2013 represents payments allocated to accounts that were previously written off.

Real estate property under development—The Company capitalizes the planning, entitlement, construction, development and interest costs associated with its various real estate projects. Costs that are not capitalized are expensed as incurred. A real estate development project is substantially complete upon the cessation of construction and development activities.

In 2013, the Company capitalized RMB2,971(US$491) of costs related to Yizhuang and Huainan real estate development projects (note 7); and RMB26,633(US$4,399) of costs related to Dalian real estate development projects, which was subsequently discontinued (note 3).

Property and equipment—Property and equipment are recorded at cost less accumulated depreciation, amortization and provision for impairment loss. Depreciation and amortization are provided on a straight-line basis over the estimated useful lives of the assets. Estimated useful lives of property and equipment are as follows:

Buildings	20 years
Agricultural equipment	10 years
Leasehold improvements	shorter of lease term or 5 years
Furniture, fixtures and office equipment	3-5 years
Computer equipment	3-5 years
Motor vehicles	5 years

Acquired intangible assets—Acquired intangible assets, which consist primarily of customer relationships, a buyer database, completed technology, software purchased for internal use and a land use right, are carried at cost, less accumulated amortization and provision for impairment loss.

Amortization is calculated on a straight-line basis over the expected useful lives of the assets which is five years, except for the land use right which is amortized over fifty years. Amortization expenses for the years ended December 31, 2011, 2012 and 2013 were RMB3,503, RMB703 and RMB99 (US$16), respectively.

Impairment of long-lived assets—The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company adjusts the carrying value of the asset based on estimated fair value and recognizes an impairment loss. Fair value is estimated using expected discounted future cash flows. No impairment charge was recorded for the years ended December 31, 2011, 2012, 2013.

Investments under cost method—For investment in an investee over which the Company does not have significant influence, the Company carries the investment at cost adjusted for other-than-temporary declines in fair value, and recognizes income when receiving dividends from distributions of the investee’s earnings. The Company reviews its investments under cost method for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. Any impairment loss is recognized in earnings equal to the difference between the investment cost and its estimated fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment loss was recorded for the years ended December 31, 2012 and 2013. Impairment loss recognized in the year ended December 31, 2011 was RMB3,373.

Investments under equity method—Investments in unconsolidated companies, limited partnerships and trusts in which the Company has significant influence but less than a controlling interest, or is not the primary beneficiary, are accounted for under the equity method of accounting and, accordingly, are adjusted for capital contributions, distributions and the Company’s equity in net earnings or loss of the entity.

Deferred subsidies—The receipt of government grants relating to software and system development projects are initially recorded as deferred subsidies. Upon the completion of the projects, the government grants are recognized either as other income or as an offset of research and development expenses.

In 2011 and 2012, Dalian Changzheng received grants totaling RMB276,200 (US$45,625) from the government of China. There were no grants received in 2013. The entire amount of deferred subsidies is included in liabilities held for sale (note 3).

Treasury shares—The Company repurchases its common stock in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity.

Income taxes—Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forward and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.

The Company recognizes the impact of an uncertain income tax position on the income tax return at the largest amount that is more likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company recognizes interest and penalties related to uncertain tax benefits as a component of income tax expense. The Company’s tax years from 2003 to 2013 are subject to examination by the tax authorities.

Revenue recognition—The Company’s revenue is derived from three primary sources: (i) sale of enterprise software and related customer maintenance services; (ii) software development services; and (iii) B2C e-commerce.

Revenue from the sale of enterprise software and related customer maintenance service is recognized when there is evidence of an arrangement, the delivery or service has occurred, the fee is fixed or determinable, and collectability is probable. As the Company does not have vendor-specific objective evidence to establish the fair values of the undelivered elements, the Company recognizes revenue from sales of enterprise software and maintenance services on a straight-line basis over the service period which is typically no more than 12 months.

For certain customers, the Company installs the software at the customer’s place of business and charges the customer a fixed fee based on actual usage of the software. Accordingly, the Company recognizes the related revenue when the customer uses the software. The cost to install the software has historically been insignificant.

Revenues from software development services requiring significant production, modification, or customization of the software are recognized over the installation and customization period based on the percentage of completion method, which is measured principally by the percentage of actual hours incurred to date for each contract to the estimated total hours expected to be incurred for each contact at completion.

Certain revenue from software development services also includes hardware procurement at the request of the customers. Since the Company does not have vendor-specific objective evidence to allow for separating various components of such software development service contracts, the Company recognizes such revenues when all components under the contracts are delivered and the project is completed upon the receipt of a written acceptance from the customer.

Revenues from B2C e-commerce are generally recognized upon delivery to the customers.

With the exception of rebates of value added tax on sales of software and related maintenance services (“VAT rebate”) received from the Chinese tax authorities as part of the PRC government’s policy of encouraging software development in the PRC, the Company reports revenue net of business tax. The VAT rebate was RMB573, RMB553 and RMB434 (US$72) during 2011, 2012 and 2013, respectively. Pursuant to certain PRC rules relating to value-added tax, Beijing Ninetowns Ports is entitled to a rebate of value-added tax paid, at a rate of 14% of the sales value for self-developed software products, excluding revenues from maintenance services and upgrade rights that are sold separately.

Cost of revenue—Cost of revenue includes procurement costs for products sold, and direct costs associated with the delivery of software development and maintenance services, and food related products and services, including salaries, employee benefits and overhead costs associated with employees providing the related services.

Research and development costs—Research and development expenses include payroll, employee benefits and other costs associated with product development. Technological feasibility for the Company’s software products is reached shortly before the products are released for production. Cost incurred after technological feasibility has historically been immaterial. Accordingly, the Company expenses all research and development costs when incurred.

Advertising costs—Advertising costs are expensed in the period as incurred. The Company incurred advertising costs totaling RMB2,475, RMB3,681 and RMB6,379 (US$1,054) during the years ended December 31, 2011, 2012 and 2013, respectively.

Foreign currency translation—The functional currency of the Company’s subsidiaries and VIE established in the PRC is the RMB. The functional currency of Ninetowns and its subsidiaries established in countries other than the PRC is the US dollar. Transactions denominated in other currencies are recorded in the applicable functional currencies at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recorded in the consolidated statements of operations.

The Company has chosen the RMB as its reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchanges rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/loss in the statement of changes in equity.

Comprehensive income (loss)—Comprehensive income (loss) includes net income or loss, foreign currency translation adjustments and unrealized gain or loss on investments in available-for-sale securities.

Fair value measurement—Short-term investments and option liabilities are stated at fair value. The carrying value of all other financial instruments approximates their fair value due to the short-term nature of these instruments. The fair value of amounts due to/due from related parties are not practicable to estimate due to the related party nature of the underlying transactions.

Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a framework for measuring fair value, and provides disclosure requirements about fair value measurements. It also establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

Level 1 Inputs

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 Inputs

Level 3 inputs are unobservable inputs that are used to measure fair value to the extent that observable inputs are not available for the asset or liability.

Share-based compensation—The Company recognizes compensation cost on a straight-line basis over the requisite service period, which is generally the vesting period, and measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards.

Net income/loss per share—Basic net income/loss per share is computed by dividing net income/loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net income/loss per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised. Ordinary share equivalents are excluded from the computation of the diluted net income/loss per share in periods when their effect would be anti-dilutive.

Recently issued accounting pronouncements—The Company reviews new accounting standards as issued. Although some of the accounting standards issued are effective after the end of the Company’s previous fiscal years, and therefore may be applicable to the Company, management has not identified any standards that it believes will have a significant impact on the Company’s consolidated financial statements.